Leasing Arrangements - Operating Lease Costs - Fixed and Variable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Fixed real estate lease costs	$ 2,079	$ 2,323	$ 2,594
Fixed equipment and other lease costs	0	1	2
Total fixed lease costs	2,079	2,324	2,596
Variable real estate lease costs	429	478	464
Variable equipment and other lease costs	4	5	3
Total variable lease costs	433	483	467
Location operating expenses
Lessee, Lease, Description [Line Items]
Fixed real estate lease costs	1,910	2,038	2,283
Fixed equipment and other lease costs	0	1	2
Total fixed lease costs	1,910	2,039	2,285
Variable real estate lease costs	400	445	438
Variable equipment and other lease costs	4	3	3
Total variable lease costs	404	448	441
Pre-opening Location Expenses
Lessee, Lease, Description [Line Items]
Fixed real estate lease costs	100	132	244
Fixed equipment and other lease costs	0	0	0
Total fixed lease costs	100	132	244
Variable real estate lease costs	15	18	16
Variable equipment and other lease costs	0	0	0
Total variable lease costs	15	18	16
Selling, general and administrative expenses
Lessee, Lease, Description [Line Items]
Fixed real estate lease costs	14	31	67
Fixed equipment and other lease costs	0	0	0
Total fixed lease costs	14	31	67
Variable real estate lease costs	2	4	9
Variable equipment and other lease costs	0	0	0
Total variable lease costs	2	4	9
Restructuring and other related (gains) costs
Lessee, Lease, Description [Line Items]
Fixed real estate lease costs	55	122	0
Fixed equipment and other lease costs	0	0	0
Total fixed lease costs	55	122	0
Variable real estate lease costs	12	11	1
Variable equipment and other lease costs	0	2	0
Total variable lease costs	$ 12	$ 13	$ 1